Loss per share - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 shares
Earnings per share [abstract]
Potential additional ordinary shares that are considered antidilutive (in shares)	8,713,246
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000